Restatement (Tables)	12 Months Ended
Dec. 31, 2020
Restatement
Restatements on the consolidated financial statements as previously reported

The impact of these restatements on the consolidated financial statements as previously reported is summarized below:

	December 31, 2019	December 31,
	(as previously	2019 (as
	reported)	restated)
Other receivables and prepayments	$6,765*	$5,904

Total assets	140,578	139,717

Additional paid-in capital	117,804	116,943

Total SGOCO Group, Ltd.
shareholders' equity	120,430	119,569

Total shareholders' equity	120,626	119,765

	December 31, 2019	December 31,
	(as previously	2019 (as
	reported)	restated)
Additional Paid-in Capital
For the year ended December 31, 2018 - Shares issued for compensation plan	$1,987	$526
Balance, December 31, 2018	116,648	115,187
For the year ended December 31, 2019 - Shares issued for compensation plan	—	600
Balance, December 31, 2019	117,804	116,943

*  Other receivables and prepayments of Boca amounting $37 was reclassified to discontinued operations (note 3).